Document and Entity Information	May 02, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 02, 2024
Entity Registrant Name	Block, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37622
Entity Tax Identification Number	80-0429876
Entity Address Address Line 1	1955 Broadway
Entity Address Address Line 2	Suite 600
Entity Address City Or Town	Oakland
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94612
City Area Code	415
Local Phone Number	375-3176
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.0000001 par value per share
Trading Symbol	SQ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001512673
Amendment Flag	false